Consolidated Interim Statements of the Financial Position (Unaudited)	Sep. 30, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Assets
Cash	$ 5,863,843	$ 3,113,934
Accounts receivables	194,815	189,434
Prepaid expenses	71,914	25,372
Total Current Assets	6,130,572	3,328,740
Intangible assets	27,861,936	33,463,103
Property and equipment	5,124	9,525
Total Assets	33,997,632	36,801,368
Liabilities
Trade payables and accrued liabilities	352,672	258,515
Related Parties	247,625	450,048
Deferred revenue	22,810	131,794
Long term loan – current portion	49,886	46,680
Total Current Liabilities	672,993	887,037
Long term loan		38,427
Derivative warrants liabilities	30,295,919	958,146
Liabilities for employee benefits	98,868	91,533
Total Liabilities	31,067,780	1,975,143
Shareholders’ equity
Share capital	63,478,612	59,367,042
Shares to be issued		53,567
Share-based payment reserve	69,348	711,267
Translation differences reserve	(3,575)	(7,246)
Capital reserve for re-measurement of defined benefit plan	14,129	13,764
Accumulated Deficit	(60,628,662)	(25,312,169)
Total Shareholders’ equity	2,929,852	34,826,225
Total Liabilities and Shareholders’ Equity	$ 33,997,632	$ 36,801,368